Fair Value Disclosures	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Disclosures
9. FAIR VALUE DISCLOSURES
Fair value represents the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date (i.e., an exit price). The Company and the products it manages hold a variety of assets and liabilities, certain of which are not publicly traded or that are otherwise illiquid. Significant judgement and estimation go into the assumptions that drive the fair value of these assets and liabilities. The fair value of these assets and liabilities may be estimated using a combination of observed transaction prices, prices from third parties (including independent pricing services and relevant broker quotes), models or other valuation methodologies based on pricing inputs that are neither directly nor indirectly market observable. Due to the inherent uncertainty of valuations of assets and liabilities that are determined to be illiquid or do not have readily ascertainable fair values, the estimates of fair value may differ from the values ultimately realized, and those differences can be material.
GAAP prioritizes the level of market price observability used in measuring assets and liabilities at fair value. Market price observability is impacted by a number of factors, including the type of assets and liabilities and the specific characteristics of the financial assets and liabilities. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and lesser degree of judgment used in measuring fair value.
Financial assets and liabilities measured at fair value are classified and disclosed into one of the following categories based on the observability of inputs used in the determination of fair values:

•	Level I—Quoted prices that are available in active markets for identical financial assets or liabilities as of the reporting date.

•	Level II—Valuations obtained from independent third-party pricing services, the use of models or other valuation methodologies based on pricing inputs that are either directly or indirectly market observable as of the measurement date. These financial assets and liabilities exhibit higher levels of liquid market observability as compared to Level III financial assets and liabilities.

•
Level III—Pricing inputs that are unobservable in the market and includes situations where there is little, if any, market activity for the financial asset or liability. The inputs into the determination of fair value of financial assets and liabilities in this category may require significant management judgment or estimation. The fair value of these financial assets and liabilities may be estimated using a combination of observed transaction prices, independent pricing services, models or other valuation methodologies based on pricing inputs that are neither directly nor indirectly market observable (e.g., cash flows, implied yields).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial asset or liability when the fair value is based on unobservable inputs.
Fair Value Measurements Categorized within the Fair Value Hierarchy
The following table summarizes the Company’s liabilities measured at fair value on a recurring basis:

	June 30, 2021
(dollars in thousands)	Level I	Level II	Level III	Total
Liabilities, at Fair Value
TRA liability	$—	$—	$102,791	$102,791
Warrant liability	25,829	—	14,600	40,429
Earnout Securities liability	—	—	954,247	954,247

Total Liabilities, at Fair Value	$25,829	$—	$1,071,638	$1,097,467

Reconciliation of Fair Value Measurements Categorized within Level III
Unrealized gains and losses on the Company’s liabilities carried at fair value on a recurring basis are included within other income (loss) in the consolidated and combined statements of operations. There were no transfers in or out of Level III during the periods presented. The following table sets for a summary of changes in the fair value of the Level III measurements for the three months ended June 30, 2021:

	Level III Liabilities
(dollars in thousands)	TRA Liability	Warrant Liability	Earnout Securities Liability	Total
Beginning balance	$—	$—	$—	$—
Impact of the Business Combination	101,645	9,131	491,277	602,053
Unrealized (gains) losses	1,146	5,469	462,970	469,585

Ending Balance	$102,791	$14,600	$954,247	$1,071,638

Net change in unrealized (gains) losses held as of the reporting date	$1,146	$5,469	$462,970	$469,585

The following table sets forth a summary of changes in the fair value of the Level III measurements for the six months ended June 30, 2021:

	Level III Liabilities
(dollars in thousands)	TRA Liability	Warrant Liability	Earnout Securities Liability	Total
Beginning balance	$—	$—	$—	$—
Impact of the Business Combination	101,645	9,131	491,277	602,053
Unrealized (gains) losses	1,146	5,469	462,970	469,585

Ending Balance	$102,791	$14,600	$954,247	$1,071,638

Net change in unrealized (gains) losses held as of the reporting date	$1,146	$5,469	$462,970	$469,585

Valuation Methodologies
TRA Liability
The TRA related to the Dyal Acquisition is considered contingent consideration and is measured at fair value based on discounted future cash flows. The remaining TRA liability is not measured at fair value, as it was not part of the Dyal Acquisition, and therefore was not contingent consideration.
Warrant Liability
The Public Warrants are traded on the NYSE and are stated at the last reported sales price as of each balance sheet date. These warrants are actively traded, and valuation adjustments are not applied, and therefore are classified as Level I.
The Company uses a Monte Carlo simulation model to value the Private Placement Warrants. The Company estimates the volatility of its Class A Shares based on the volatility implied by the Public Warrants. The risk-free interest rate is based on U.S. Treasuries for a maturity similar to the expected remaining life of the warrants. The expected term of the warrants is assumed to be equivalent to their remaining contractual term.
Earnout Securities Liability
In connection with the Business Combination, the Company recognized a liability for a certain portion of the Earnout Securities issued (the remaining Earnout Securities were accounted for as equity-classified equity-based compensation). The fair value of the Earnout Securities liability is determined by using a Monte Carlo simulation model to forecast the future price of Class A Shares. The Company estimates the volatility of its Class A Shares based on the volatility implied by the Public Warrants and a review of historical volatility for similar publicly traded companies over a horizon that matches the expected remaining life of the Earnout Securities. The risk-free interest rate is based on U.S. Treasuries for a maturity similar to the expected remaining life of the Earnout Securities. The expected remaining life of the Earnout Securities is assumed to be the equivalent to their remaining contractual term.

Quantitative Inputs and Assumptions for Fair Value Measurements Categorized within Level III
The following table summarizes the quantitative inputs and assumptions used for the Company’s Level III measurements as of June 30, 2021:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input	Impact to Valuation from an Increase in Input
(dollars in thousands)
TRA liability	$102,791	Discounted cash flow	Discount rate	11%	Decrease
Warrant liability	14,600	Monte Carlo simulation	Volatility	18%	Increase
			Risk-free rate	1%	Increase
Earnout Securities liability	954,247	Monte Carlo simulation	Volatility	23%	Increase
			Risk-free rate	1%	Increase
			Discount for lack of marketability	10%	Decrease

Total Liabilities, at Fair Value	$1,071,638

Fair Value of Other Financial Instruments
Management estimates that the carrying value of the Company’s debt obligations, which are not carried at fair value, approximated fair value as of June 30, 2021. The fair value measurements for the Company’s debt obligations are categorized as Level I within the fair value hierarchy.